PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net book value of property, plant and equipment
Property, plant and equipment, at cost	$ 12,557,033,000	$ 11,392,858,000
Accumulated depreciation	(6,196,117,000)	(5,098,418,000)
Property, plant and equipment, net	7,971,830,000	7,750,617,000
Depreciation expense	1,521,600,000	1,380,800,000	1,528,000,000
Network, base station equipment and related leasehold improvements
Net book value of property, plant and equipment
Property, plant and equipment, at cost	10,631,101,000	9,391,900,000
Office equipment, computers and other
Net book value of property, plant and equipment
Property, plant and equipment, at cost	1,102,584,000	1,053,199,000
Buildings and related leasehold improvements
Net book value of property, plant and equipment
Property, plant and equipment, at cost	742,263,000	890,913,000
Vehicles
Net book value of property, plant and equipment
Property, plant and equipment, at cost	81,085,000	56,846,000
Construction in progress and equipment for installation
Net book value of property, plant and equipment
Property, plant and equipment, at cost	$ 1,610,914,000	$ 1,456,177,000